Cover	Mar. 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 20, 2024
Entity File Number	000-54524
Entity Registrant Name	VERDE BIO HOLDINGS, INC.
Entity Central Index Key	0001490054
Entity Tax Identification Number	30-0678378
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	P.O. Box 67
Entity Address, City or Town	Jacksboro
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76458
City Area Code	(972)
Local Phone Number	217-4080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON SHARES
Trading Symbol	VBHI
Security Exchange Name	NONE
Entity Emerging Growth Company	false